Filed pursuant to Rule 497(a)

Registration No. 333-212142

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Launch: Ares Capital Corporation

Launch: $600mm at T+190bps

Issuer: Ares Capital Corporation (“ARCC”)

Format: SEC Registered - Senior Unsecured

Ratings*: BBB/BBB (Stable/Stable)

Size: US$ Benchmark

Maturity: March 1, 2025

Structure: 100% COC (See Red)

Active Bookrunners: BAML/WFS/STRH

Passive Bookrunners: BMO/JPM/SMBC

UOP: Repay outstanding indebtedness

Min Denoms: $2k x $1k

Optional Redemption: Make whole T+[•] basis points and then par call two months prior to maturity

Settlement: T+3

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Ares Capital before investing. The preliminary prospectus supplement dated January 8, 2018, together with an accompanying prospectus dated August 4, 2017, which have been filed with the Securities and Exchange Commission, contain this and other information about Ares Capital and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Ares Capital and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

* Note: A securities rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from Merrill Lynch, Pierce, Fenner & Smith Incorporated, NC1-004-03-43, 200 North College Street, 3rd floor, Charlotte NC  28255-0001, Attn: Prospectus Department, or email dg.prospectus_requests@baml.com; Wells Fargo Securities, LLC, Attention: WFS Customer Service, 608 2nd Avenue, Suite 1000, Minneapolis, MN 55402, Attn: WFS Customer Service, or by calling (800) 645-3751, or by email: wfscustomerservice@wellsfargo.com; or SunTrust Robinson Humphrey, Inc., 303 Peachtree Street, Atlanta, GA, 30308, Attn: Prospectus Department, or STRHdocs@SunTrust.com, or telephone: (800) 685-4786.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.